Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill

5Goodwill

The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	As of December 31,
in 000€	2022	2021	2020
CGU: MAT Software	28,933	3,241	3,241
CGU: e-Prototypy	730	743	749
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,505	4,755	4,445
CGU: MAT NV Manufacturing (Metal)	—	—	177
CGU: Engimplan	—	—	—
CGU: Materialise Motion	1,175	1,175	1,175
Total	44,155	18,726	18,599

The changes in the carrying value of the goodwill can be presented as follows for the years 2022, 2021 and 2020:

in 000€	Gross	Impairment	Total
At January 1, 2020	19,711	(104)	19,607
Additions	1,175	—	1,175
Impairment	—	(1,367)	(1,367)
Currency translation	(816)	—	(816)
At December 31, 2020	20,070	(1,471)	18,599
Additions	—	—	—
Impairment	—	(177)	(177)
Currency translation	304	—	304
At December 31, 2021	20,374	(1,648)	18,726
Additions	25,691	—	25,691
Impairment	—	—	—
Currency translation	(263)	—	(263)
At December 31, 2022	45,802	(1,648)	44,155

The goodwill of Orthoview (UK) and e-Prototypy (PL) include respectively K€(250) and K€(13) impact of currency translation in 2022.

The Group has performed an impairment test for all CGUs, estimating the Value-in-Use based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The MAT Software CGU is included in the reportable segment “Materialise Software”. The CGUs ACTech, e-Prototypy (PL), MAT NV Manufacturing (Metal) and Materialise Motion are included in the reportable segment “Materialise Manufacturing”. The CGUs Orthoview (UK) and Engimplan (BR) are included in the reportable segment “Materialise Medical”.

CGU: MAT Software

The goodwill allocated to the CGU MAT software relates to the goodwill from the acquisition of Cenat in 2015, the goodwill related to the acquisition of Marcam in 2011 (DE-3D Printing Software), the goodwill from the acquisition of Link3D in 2022 and the goodwill from the acquisition of Identify3D in 2022.

The impairment test is based on the discounted cash flows resulting from the CGU MAT Software, considering a period of five years. The main assumptions for goodwill impairment testing include a discount rate (based on WACC) of 9.67% (11.04% pre-tax) and a perpetual growth rate of 5%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€43,002. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU e-Prototypy

The goodwill relates to the acquisition of the Polish entity e-Prototypy . The impairment test on the CGU e-Prototypy is based on the discounted cash flows considering a period of five years. The main assumptions include a discount rate (based on WACC) of 12.72% (14.52% pre-tax) and a perpetual growth rate of 2%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience and continued investments in capex in new 3D printing equipment. It was concluded that the value in use is significantly higher than the carrying value of the cash generating unit of K€3,558. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU ACTECH

The impairment test on the CGU ACTech is based on the discounted cash flows, considering a period of five years. The main assumptions include a discount rate (based on WACC) of 8.04% (11.24% pre-tax) and a perpetual growth rate of 1%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€25,507. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

CGU Orthoview

The goodwill relates to the acquisition of Orthoview. The impairment test on the CGU Orthoview is based on the discounted cash flows considering a period of 5 years.The main assumptions include a discount rate (based on WACC) of 10.27% (13.14% pre-tax) and a perpetual growth rate of 1%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€12,626. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.

The Orthoview business is integrated in the existing software business within our Materialise Medical segment. Synergies that are expected from joined product lines are not taken into account in the current impairment review as management believes that Orthoview can be considered a separate cash generating unit.

CGU MAT NV Manufacturing Metal (Aldema)

The goodwill related to the acquisition of the Belgian entity Aldema BV in 2015, classified under the CGU Metal Prodution in Belgium. With the Materialise Metal Competence Center established in Bremen, Germany, the Group determined in 2021 that this goodwill balance was fully impaired, resulting in the recognition of a K€177 impairment loss in 2021.

CGU Engimplan

The impairment test on the CGU Engimplan is based on the discounted cash flows, considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 19.84% (22.51% pre-tax) and a perpetual growth rate of 8.5%, supported by an expected long term inflation rate of 5%, continued growth opportunities from the increase of the standard of living in Brazil (including access to medical and health care insurances), a growing population in Brazil and export opportunities in Latin America. Other key assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by both local and Group management based on past experience. At December 31, 2020, the Group recorded a full impairment of the goodwill of K€1,367 as well as a partial impairment on customer lists and trade marks for respectively K€942 and K€207. The impairment test at December 31, 2022, did not indicate the need for a further impairment nor for a reversal of the previously recorded impairment charges. Based on the sensitivity analysis performed by the Group whereby the perpetual growth rate would decrease by 100 basis points, the value in use would be K€361 below the carrying value of the cash generating unit. A perpetual growth rate increase of 100 basis points would bring the value in use K€426 above the carrying value. Based on the sensitivity analysis performed by the Group whereby the discount rate would increase by 100 basis points, the value in use would be K€563 below the carrying value of the cash generating unit. A discount rate decrease by 100 basis points would bring the value in use K€671 above the carrying value.

CGU Materialise Motion

The impairment test on the CGU Materialise Motion is based on the discounted cash flows, considering a period of five years. The main assumptions include a discount rate (based on WACC) of 9.67% (10.92% pre-tax) and a perpetual growth rate of 5%. Other assumptions include the year-on-year growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€6,187. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.